INCOME TAXES - Deferred Income Taxes (Details) (Successor, USD $)	Dec. 26, 2014	Dec. 27, 2013
Successor
Deferred tax assets:
Litigation related accrual	$ 15,973,000	$ 8,057,000
Inventories	6,743,000	7,515,000
Share-based compensation	7,064,000	6,482,000
Net operating loss and tax credit carryforwards	2,333,000	2,361,000
Accrued workers compensation	2,307,000	2,273,000
Accrued bonus	2,062,000	1,615,000
Accrued vacation	1,465,000	1,407,000
Allowance for doubtful accounts	1,462,000	1,338,000
Lease incentive obligation	890,000	1,208,000
Deferred rent	784,000	554,000
Other	616,000	605,000
Total deferred tax assets	41,699,000	33,415,000
Deferred tax liabilities:
Intangibles	(114,610,000)	(149,114,000)
Depreciation	(8,955,000)	(10,263,000)
Other	(4,202,000)	(4,443,000)
Total deferred tax liabilities	(127,767,000)	(163,820,000)
Net deferred tax liabilities	(86,068,000)	(130,405,000)
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 1,900,000